SCHEDULE OF CONSOLIDATED ENTITY DISCLOSURE STATEMENT (Details) - Major ordinary share transactions [member]	Jul. 26, 2024
AUSTRALIA | Genetic Technologies Corporation Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
AUSTRALIA | GeneType Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
AUSTRALIA | Gene Ventures Pty. Ltd. [member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
UNITED STATES | GeneType Corporation [member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
UNITED STATES | Genetype Inc [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
UNITED KINGDOM | Genetype UK Limited [member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
MALTA | Helix Genetics Limited [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
HONG KONG | Genetic Technologies HK Limited [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%
CHINA | Hainan Aocheng Gene Technology Co Ltd [Member]
IfrsStatementLineItems [Line Items]
Share capital percentage	100.00%